INVESTMENTS IN SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of subsidiaries [abstract]
Schedule of information about significant subsidiaries
The Company held investments in material subsidiaries for the years ended December 31 as detailed in the table below. The equity interest presented represents the economic rights available to the Company.

			Equity interest held by the Group
Name of significant subsidiary	Country of incorporation	Nature of subsidiary	2020	2019

VEON Amsterdam B.V.	Netherlands	Holding	100.0%	100.0%
VEON Holdings B.V.	Netherlands	Holding	100.0%	100.0%
PJSC VimpelCom	Russia	Operating	100.0%	100.0%
JSC “Kyivstar”	Ukraine	Operating	100.0%	100.0%
LLP “KaR-Tel”	Kazakhstan	Operating	75.0%	75.0%
LLC “Unitel”	Uzbekistan	Operating	100.0%	100.0%
LLC “VEON Georgia”	Georgia	Operating	80.0%	80.0%
CJSC “VEON Armenia”	Armenia	Operating	—%	100.0%
LLC “Sky Mobile”	Kyrgyzstan	Operating	50.1%	50.1%
VEON Luxembourg Holdings S.à r.l.	Luxembourg	Holding	100.0%	100.0%
VEON Luxembourg Finance Holdings S.à r.l.	Luxembourg	Holding	100.0%	100.0%
VEON Luxembourg Finance S.A.	Luxembourg	Holding	100.0%	100.0%
Global Telecom Holding S.A.E	Egypt	Holding	99.6%	99.5%
Omnium Telecom Algérie S.p.A.*	Algeria	Holding	45.4%	45.4%
Optimum Telecom Algeria S.p.A.*	Algeria	Operating	45.4%	45.4%
Pakistan Mobile Communications Limited	Pakistan	Operating	85.0%	85.0%
Banglalink Digital Communications Limited	Bangladesh	Operating	100.0%	100.0%

* The Group has concluded that it controls Omnium Telecom Algérie S.p.A and Optimum Telecom Algeria S.p.A, see 'Significant accounting judgments' below for further details.
The Company is subject to legal restrictions to distribute accumulated profits from Algeria by virtue of local shareholding agreement (i.e. it is allowed only to distribute 42.5% of current year profit), and the rest is restricted.
Schedule of information about materially partly-owned subsidiaries
Financial information of subsidiaries that have material non-controlling interests (“NCIs”) is provided below:

	Equity interest held by NCIs		Book values of material NCIs		Profit / (loss) attributable to material NCIs
Name of significant subsidiary	2020	2019	2020	2019	2020	2019

LLP “KaR-Tel” (“Kar-Tel”)	25.0%	25.0%	97	106	26	27
Omnium Telecom Algérie S.p.A. (“OTA”)	54.4%	54.4%	783	871	43	55

Schedule of summarized income statement of subsidiaries before inter-company eliminations	Summarized income statement

	Kar-Tel			OTA
	2020	2019	2018	2020	2019	2018

Operating revenue	446	461	410	689	775	813
Operating expenses	(316)	(319)	(319)	(564)	(621)	(754)
Other (expenses) / income	4	(6)	6	(17)	(17)	(11)
Profit / (loss) before tax	134	136	97	108	137	48
Income tax expense	(28)	(29)	(20)	(29)	(36)	(47)
Profit / (loss) for the year	106	107	77	79	101	1

Total comprehensive income / (loss)	106	107	77	79	101	1
Attributed to NCIs	26	27	19	43	55	1

Dividends paid to NCIs	—	—	—	46	69	76

Schedule of summarized financial position of subsidiaries before inter-company eliminations
Summarized statement of financial position

	Kar-Tel		OTA
	2020	2019	2020	2019

Property and equipment	276	271	492	600
Intangible assets	94	86	116	158
Other non-current assets	162	185	1,071	1,187
Trade and other receivables	21	18	31	34
Cash and cash equivalents	37	39	67	67
Other current assets	31	12	50	42
Debt and derivatives	(75)	(63)	(102)	(134)
Provisions	(6)	(6)	(23)	(22)
Other liabilities	(152)	(119)	(267)	(334)

Total equity	388	423	1,435	1,598

Attributed to:
Equity holders of the parent	291	317	652	727
Non-controlling interests	97	106	783	871

Schedule of summarized cash flow statement of subsidiaries before inter-company eliminations
Summarized statement of cash flows

	Kar-Tel			OTA
	2020	2019	2018	2020	2019	2018

Net operating cash flows	184	199	148	211	305	245
Net investing cash flows	(88)	(84)	(42)	(102)	(84)	(118)
Net financing cash flows	(97)	(104)	(90)	(103)	(205)	(193)
Net foreign exchange difference	(2)	—	(3)	(5)	(1)	(5)
Net increase / (decrease) in cash equivalents	(3)	11	13	1	15	(71)